UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      -------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      -------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: December 31, 2012
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 97.3%
             BELGIUM -- 4.2%
     25,853  Belgacom S.A. (b)               $      760,381
                                             --------------
             BERMUDA -- 4.9%
    108,434  Catlin Group Ltd. (b)                  892,163
                                             --------------
             FINLAND -- 1.8%
     34,333  Sanoma Oyj (b)                         337,374
                                             --------------
             FRANCE -- 11.5%
     16,082  Bouygues S.A. (b)                      478,557
     63,772  France Telecom S.A. (b)                707,479
     15,349  SCOR SE (b)                            414,863
      2,035  Unibail-Rodamco SE REIT (b)            493,496
                                             --------------
                                                  2,094,395
                                             --------------
             GERMANY -- 8.8%
     56,076  Deutsche Telekom AG (b)                638,311
     20,930  E. ON SE (b)                           392,566
      3,200  Muenchener Rueckversicherungs-
                Gesellschaft AG (b)                 577,692
                                             --------------
                                                  1,608,569
                                             --------------
             ITALY -- 2.9%
    112,125  Snam S.p.A. (b)                        523,354
                                             --------------
             NETHERLANDS -- 2.6%
     23,250  Wolters Kluwer N.V. (b)                477,597
                                             --------------
             SPAIN -- 4.6%
    102,626  Banco Santander S.A. (b)               834,047
                                             --------------
             SWEDEN -- 2.0%
     38,631  Ratos AB, Class B (b)                  372,047
                                             --------------
             SWITZERLAND -- 12.8%
      5,798  Baloise Holding AG (b)                 500,789
      5,925  Swiss Prime Site AG                    494,587
      1,132  Swisscom AG (b)                        490,511
      3,150  Zurich Insurance Group AG (b)          844,068
                                             --------------
                                                  2,329,955
                                             --------------
             UNITED KINGDOM -- 41.2%
     15,002  AstraZeneca PLC (b)                    710,944
    130,346  BAE Systems PLC (b)                    724,491
    125,668  Carillion PLC (b)                      654,833
     71,703  Drax Group PLC (b)                     641,925
     24,019  GlaxoSmithKline PLC (b)                522,952
    351,544  Man Group PLC (b)                      482,144
     36,506  Provident Financial PLC (b)            813,899
    527,449  RSA Insurance Group PLC (b)          1,089,277
     31,486  SSE PLC (b)                            732,497
     55,641  United Utilities Group PLC (b)         612,538
    214,747  Vodafone Group PLC (b)                 540,578
                                             --------------
                                                  7,526,078
                                             --------------
             TOTAL COMMON STOCKS -- 97.3%        17,755,960
             (Cost $17,839,217)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             PREFERRED STOCK -- 2.4%
             GERMANY -- 2.4%
     11,437  RWE AG (b)                      $      432,457
             (Cost $580,509)                 --------------

             TOTAL INVESTMENTS -- 99.7%          18,188,417
             (Cost $18,419,726) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                  59,883
                                             --------------
             NET ASSETS -- 100.0%            $   18,248,300
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,218,644 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,449,953.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS            12/31/12      LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------------------
COMMON STOCKS:
  Belgium            $    760,381  $         --  $    760,381  $         --
  Bermuda                 892,163            --       892,163            --
  Finland                 337,374            --       337,374            --
  France                2,094,395            --     2,094,395            --
  Germany               1,608,569            --     1,608,569            --
  Italy                   523,354            --       523,354            --
  Netherlands             477,597            --       477,597            --
  Spain                   834,047            --       834,047            --
  Sweden                  372,047            --       372,047            --
  Switzerland           2,329,955       494,587     1,835,368            --
  United Kingdom        7,526,078            --     7,526,078            --
                     ------------------------------------------------------
Total Common Stocks    17,755,960       494,587    17,261,373            --
Preferred Stock*          432,457            --       432,457            --
                     ------------------------------------------------------
Total Investments    $ 18,188,417  $    494,587  $ 17,693,830  $         --
                     ======================================================

* See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Fund transferred common stocks valued at $15,501,655 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on December 31, 2012 exceeding a certain threshold.

                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Insurance                                  23.7%
Diversified Telecommunication
    Services                               14.2
Pharmaceuticals                             6.8
Construction & Engineering                  6.2
Capital Markets                             4.7
Commercial Banks                            4.6
Media                                       4.5
Multi-Utilities                             4.5
Consumer Finance                            4.4
Aerospace & Defense                         4.0
Electric Utilities                          4.0
Independent Power Producers &
    Energy Traders                          3.5
Water Utilities                             3.3
Wireless Telecommunication Services         3.0
Gas Utilities                               2.9
Real Estate Investment Trusts               2.7
Real Estate Management & Development        2.7
---------------------------------------------------
TOTAL INVESTMENTS                          99.7
NET OTHER ASSETS AND LIABILITIES            0.3
                                          ------
TOTAL                                     100.0%
                                          ======


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             AUSTRALIA -- 8.1%
     52,547  BWP Trust (b)                   $      118,330
    142,798  Centro Retail Australia (b) (d)        338,052
    211,617  CFS Retail Property Trust (b)          423,335
     32,875  Charter Hall Retail REIT (b)           128,930
    238,206  Commonwealth Property Office
                Fund (b)                            253,770
    484,102  Dexus Property Group (b)               514,170
    160,577  Goodman Group (b)                      731,680
    176,751  GPT Group (b)                          680,350
    196,196  GPT Group, In Specie (b) (c) (d)             0
     61,430  Investa Office Fund (b)                190,827
    341,723  Mirvac Group (b)                       531,806
    220,357  Stockland (b)                          814,777
    230,872  Westfield Group (b)                  2,549,728
    305,542  Westfield Retail Trust (b)             963,976
                                             --------------
                                                  8,239,731
                                             --------------
             AUSTRIA -- 0.2%
      8,789  CA Immobilien Anlagen AG (b)           122,038
      8,155  Conwert Immobilien Invest SE (b)       105,529
                                             --------------
                                                    227,567
                                             --------------
             BELGIUM -- 0.4%
      1,878  Befimmo S.C.A (b)                      121,498
      1,547  Cofinimmo (b)                          183,668
        710  Intervest Offices &
                Warehouses (b)                       18,908
        161  Leasinvest Real Estate S.C.A            14,260
      1,076  Warehouses De Pauw S.C.A                67,094
        252  Wereldhave Belgium S.C.A                27,442
                                             --------------
                                                    432,870
                                             --------------
             BERMUDA -- 1.6%
    175,922  Hongkong Land Holdings Ltd. (b)      1,242,513
     71,363  Kerry Properties Ltd. (b)              374,907
                                             --------------
                                                  1,617,420
                                             --------------
             CANADA -- 5.3%
      6,004  Allied Properties Real Estate
                Investment Trust                    199,188
     10,980  Artis Real Estate Investment
                Trust                               172,642
      4,786  Boardwalk Real Estate Investment
                Trust                               310,486
     37,559  Brookfield Office Properties,
                Inc.                                640,395
     10,691  Calloway Real Estate Investment
                Trust                               311,153
     10,151  Canadian Apartment Properties
                Real Estate Investment Trust        254,107
      6,773  Canadian Real Estate Investment
                Trust                               295,242
     17,026  Chartwell Seniors Housing Real
                Estate Investment Trust             186,059
     12,346  Cominar Real Estate Investment
                Trust                               280,134

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             CANADA (CONTINUED)
      5,084  Crombie Real Estate Investment
                Trust                        $       75,440
      6,880  Dundee International Real
                Estate Investment Trust              75,599
      9,641  Dundee Real Estate Investment
                Trust, Class A                      362,785
      8,520  Extendicare, Inc.                       65,525
      8,133  First Capital Realty, Inc.             153,879
      4,692  Granite Real Estate, Inc. (d)          178,114
     19,398  H&R Real Estate Investment Trust       469,983
      9,337  InnVest Real Estate Investment
                Trust                                38,767
      5,377  Killam Properties, Inc.                 67,516
      4,584  Morguard Real Estate Investment
                Trust                                84,242
      3,196  Northern Property Real Estate
                Investment Trust                     99,283
      3,539  NorthWest Healthcare Properties
                Real Estate Investment Trust         44,402
      9,784  Primaris Retail Real Estate
                Investment Trust                    264,592
     29,640  RioCan Real Estate Investment
                Trust                               821,231
                                             --------------
                                                  5,450,764
                                             --------------
             CAYMAN ISLANDS -- 1.1%
    139,798  Agile Property Holdings Ltd. (b)       200,704
    364,986  Country Garden Holdings Co.,
                Ltd. (b) (e)                        194,998
    259,200  New World China Land Ltd. (b)          125,753
    138,779  Shimao Property Holdings Ltd. (b)      267,899
    298,724  Shui On Land Ltd. (b)                  146,754
    204,915  Soho China Ltd. (b)                    166,625
                                             --------------
                                                  1,102,733
                                             --------------
             FINLAND -- 0.2%
     24,523  Citycon Oyj (b)                         83,331
     28,319  Sponda Oyj (b)                         134,926
      7,549  Technopolis PLC                         37,565
                                             --------------
                                                    255,822
                                             --------------
             FRANCE -- 3.5%
        450  Affine (b)                               7,500
      1,097  ANF Immobilier (b)                      35,122
      2,895  Fonciere des Regions (b)               243,624
      1,816  Gecina S.A. (b)                        205,651
      2,073  ICADE (b)                              185,083
      9,760  Klepierre (b)                          390,102
      4,600  Mercialys (b)                          104,471
        601  Societe de la Tour Eiffel (b)           35,157
      1,301  Societe Immobiliere de Location
                pour l'Industrie et le
                Commerce (b)                        144,568

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             FRANCE (CONTINUED)
      9,227  Unibail-Rodamco SE (b)          $    2,237,588
                                             --------------
                                                  3,588,866
                                             --------------
             GERMANY -- 1.1%
      7,891  Alstria Office REIT-AG                  96,356
      1,332  Colonia Real Estate AG (b) (d)           8,141
      5,397  Deutsche Euroshop AG (b)               226,505
     14,620  Deutsche Wohnen AG (b)                 271,422
      3,430  DIC Asset AG (b)                        33,212
      5,055  GSW Immobilien AG (b)                  214,163
      4,549  Hamborner REIT AG                       44,938
     15,599  IVG Immobilien AG (b) (d)               39,803
      2,868  Patrizia Immobilien AG (b) (d)          24,647
      3,897  Prime Office REIT-AG                    16,666
     13,042  TAG Immobilien AG                      163,455
                                             --------------
                                                  1,139,308
                                             --------------
             GREECE -- 0.0%
      1,798  Eurobank Properties Real Estate
                Investment Co.                       11,629
                                             --------------
             GUERNSEY -- 0.2%
     55,544  F&C Commerical Property Trust
                Ltd. (b)                             93,704
     11,055  IRP Property Investments Ltd.           10,775
     34,451  Picton Property Income Ltd. (b)         20,192
     35,607  Schroder Real Estate Investment
                Trust Ltd. (b)                       22,721
     13,669  Standard Life Investment
                Property Income Trust PLC            12,934
     47,914  UK Commercial Property Trust (b)        51,227
                                             --------------
                                                    211,553
                                             --------------
             HONG KONG -- 9.1%
    283,547  Champion Real Estate Investment
                Trust (b)                           136,375
    222,908  Hang Lung Properties Ltd. (b)          897,075
    119,745  Henderson Land Development Co.,
                Ltd. (b)                            857,280
     80,150  Hysan Development Co., Ltd. (b)        389,756
    228,607  Link (The) REIT (b)                  1,144,888
    458,278  New World Development Co.,
                Ltd. (b)                            725,535
    294,995  Sino Land Co., Ltd. (b)                540,178
    195,924  Sun Hung Kai Properties Ltd. (b)     2,971,234
    117,022  Swire Properties Ltd. (b)              394,132
    151,622  Wharf (The) Holdings Ltd. (b)        1,208,385
                                             --------------
                                                  9,264,838
                                             --------------
             ISRAEL -- 0.1%
      3,640  Azrieli Group (b)                       93,788
                                             --------------
             ITALY -- 0.1%
     95,827  Beni Stabili S.p.A. (b)                 56,466


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             ITALY (CONTINUED)
     12,767  Immobiliare Grande
                Distribuzione (b)            $       13,918
                                             --------------
                                                     70,384
                                             --------------
             JAPAN -- 10.9%
         20  Activia Properties, Inc. (b)           125,412
         83  Advance Residence Investment
                Corp. (b)                           170,123
      9,016  AEON Mall Co., Ltd. (b)                221,803
         16  Daiwahouse Residential
                Investment Corp. (b)                125,190
         23  Frontier Real Estate Investment
                Corp. (b)                           200,553
         14  Industrial & Infrastructure
                Fund Investment Corp. (b)           104,664
         19  Japan Excellent, Inc. (b)              106,799
         83  Japan Prime Realty Investment
                Corp. (b)                           239,887
         59  Japan Real Estate Investment
                Corp. (b)                           581,276
        208  Japan Retail Fund Investment
                Corp. (b)                           382,359
         29  Kenedix Realty Investment
                Corp. (b)                           101,096
    103,930  Mitsubishi Estate Co., Ltd. (b)      2,488,157
     88,081  Mitsui Fudosan Co., Ltd. (b)         2,154,733
         23  Mori Hills REIT Investment
                Corp. (b)                           123,446
         18  MORI TRUST Sogo Reit, Inc. (b)         151,800
         15  Nippon Accommodations Fund,
                Inc. (b)                            104,244
         61  Nippon Building Fund, Inc. (b)         631,032
      7,600  Nomura Real Estate Holdings,
                Inc. (b)                            145,331
         30  Nomura Real Estate Office Fund,
                Inc. (b)                            172,815
        132  NTT Urban Development Corp. (b)        128,031
         21  ORIX JREIT, Inc. (b)                   103,571
         20  Premier Investment Corp. (b)            73,833
     47,744  Sumitomo Realty & Development
                Co., Ltd. (b)                     1,590,537
     32,375  Tokyo Tatemono Co., Ltd. (b)           166,765
     40,297  Tokyu Land Corp. (b)                   295,260
         13  TOKYU REIT, Inc. (b)                    70,957
         16  Top REIT, Inc. (b)                      68,960
        210  United Urban Investment Corp. (b)      241,349
                                             --------------
                                                 11,069,983
                                             --------------
             LUXEMBOURG -- 0.1%
      7,814  GAGFAH S.A. (b) (d)                     91,745
                                             --------------
             NETHERLANDS -- 0.8%
      7,217  Corio N.V. (b)                         330,945


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             NETHERLANDS (CONTINUED)
      4,079  Eurocommercial Properties
                N.V. (b)                     $      163,953
      6,706  Nieuwe Steen Investments
                N.V. (b)                             54,144
      1,904  Vastned Retail N.V. (b)                 83,125
      2,169  Wereldhave N.V. (b)                    138,489
                                             --------------
                                                    770,656
                                             --------------
             NEW ZEALAND -- 0.1%
     98,907  Kiwi Income Property Trust (b)          94,303
                                             --------------
             NORWAY -- 0.1%
     54,867  Norwegian Property ASA (b)              84,944
                                             --------------
             SINGAPORE -- 5.2%
    223,400  Ascendas Real Estate Investment
                Trust (b)                           437,176
    211,890  CapitaCommercial Trust (b)             294,044
    317,530  Capitaland Ltd. (b)                    977,393
    258,883  CapitaMall Trust (b)                   454,928
    155,000  CapitaMalls Asia Ltd. (b)              249,636
     73,000  CDL Hospitality Trusts (b)             112,816
     68,000  City Developments Ltd. (b)             727,259
    230,000  Global Logistic Properties
                Ltd. (b)                            531,924
     77,521  Keppel Land Ltd. (b)                   259,638
    139,869  Mapletree Commercial Trust (b)         139,812
    122,000  Mapletree Industrial Trust (b)         136,224
    182,453  Mapletree Logistics Trust (b)          171,714
    223,197  Suntec Real Estate Investment
                Trust (b)                           307,508
     58,000  UOL Group Ltd. (b)                     286,050
     59,087  Wing Tai Holdings Ltd. (b)              90,793
     58,000  Yanlord Land Group Ltd. (b) (d)         73,281
                                             --------------
                                                  5,250,196
                                             --------------
             SWEDEN -- 1.0%
     16,401  Castellum AB (b)                       233,762
     16,232  Fabege AB (b)                          164,575
     11,345  Fastighets AB Balder,
                Class B (b) (d)                      65,447
     14,855  Hufvudstaden AB, Class A (b)           188,135
     12,496  Klovern AB (b)                          49,347
     13,656  Kungsleden AB (b)                       74,999
     11,611  Wallenstam AB, Class B (b)             142,474
      7,689  Wihlborgs Fastigheter AB (b)           120,341
                                             --------------
                                                  1,039,080
                                             --------------
             SWITZERLAND -- 1.2%
        797  Allreal Holding AG                     122,951
        616  Mobimo Holding AG (b)                  147,829
      4,629  PSP Swiss Property AG (b)              438,131
      5,983  Swiss Prime Site AG                    499,428
                                             --------------
                                                  1,208,339
                                             --------------
             UNITED KINGDOM -- 5.0%
      6,002  A & J Mucklow Group PLC                 34,637


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             UNITED KINGDOM (CONTINUED)
     13,065  Big Yellow Group PLC (b)        $       74,224
     88,512  British Land Co. PLC (b)               817,733
     75,344  Capital & Counties Properties
                PLC (b)                             298,918
     65,162  Capital Shopping Centres Group
                PLC (b)                             374,881
        489  Daejan Holdings PLC                     24,466
     10,168  Derwent London PLC (b)                 351,913
     12,240  Development Securities PLC (b)          28,737
     41,513  Grainger PLC (b)                        80,492
     34,407  Great Portland Estates PLC (b)         276,636
     70,787  Hammerson PLC (b)                      567,624
     63,910  Hansteen Holdings PLC (b)               83,872
     11,819  Helical Bar PLC                         44,207
     77,895  Land Securities Group PLC (b)        1,039,204
     54,602  London & Stamford Property
                PLC (b)                              96,080
      7,464  Primary Health Properties PLC (b)       42,495
     51,771  Quintain Estates & Development
                PLC (d)                              44,783
     18,716  Safestore Holdings PLC                  32,836
     74,197  Segro PLC (b)                          301,170
     25,007  Shaftesbury PLC (b)                    230,045
     15,033  St. Modwen Properties PLC (b)           56,320
     15,924  Unite Group PLC (b)                     72,180
     14,499  Workspace Group PLC                     71,130
                                             --------------
                                                  5,044,583
                                             --------------
             UNITED STATES -- 44.4%
      5,069  Acadia Realty Trust                    127,131
      1,144  Agree Realty Corp.                      30,648
        203  Alexander's, Inc.                       67,152
      6,371  Alexandria Real Estate Equities,
                Inc.                                441,638
      3,930  American Assets Trust, Inc.            109,765
     10,468  American Campus Communities,
                Inc.                                482,889
     15,854  American Realty Capital Trust,
                Inc.                                183,114
     14,560  Apartment Investment &
                Management Co., Class A             393,994
      6,799  Ashford Hospitality Trust               71,457
      4,952  Associated Estates Realty Corp.         79,826
     11,443  AvalonBay Communities, Inc.          1,551,556
     15,389  BioMed Realty Trust, Inc.              297,469
     14,988  Boston Properties, Inc.              1,585,880
     14,279  Brandywine Realty Trust                174,061
      7,673  BRE Properties, Inc.                   390,019
      8,362  Camden Property Trust                  570,372
      3,857  Campus Crest Communities, Inc.          47,287
      6,634  CapLease, Inc.                          36,951
     16,109  CBL & Associates Properties, Inc.      341,672
      7,182  Cedar Realty Trust, Inc.                37,921

                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
      3,962  Chesapeake Lodging Trust        $       82,727
      8,815  Colonial Properties Trust              188,377
      8,368  CommonWealth REIT                      132,549
      8,083  Corporate Office Properties
                Trust                               201,913
     10,368  Cousins Properties, Inc.                86,573
     12,936  CubeSmart                              188,478
     26,674  DCT Industrial Trust, Inc.             173,114
     30,989  DDR Corp.                              485,288
     19,522  DiamondRock Hospitality Co.            175,698
     12,341  Digital Realty Trust, Inc.             837,830
     10,474  Douglas Emmett, Inc.                   244,044
     27,514  Duke Realty Corp.                      381,619
      6,326  DuPont Fabros Technology, Inc.         152,836
      2,965  EastGroup Properties, Inc.             159,547
     11,306  Education Realty Trust, Inc.           120,296
      4,652  EPR Properties                         214,504
      4,133  Equity Lifestyle Properties, Inc.      278,110
      5,921  Equity One, Inc.                       124,400
     32,466  Equity Residential                   1,839,848
      3,643  Essex Property Trust, Inc.             534,246
      4,468  Excel Trust, Inc.                       56,610
     10,957  Extra Space Storage, Inc.              398,725
      6,465  Federal Realty Investment Trust        672,489
     12,453  FelCor Lodging Trust, Inc. (d)          58,156
      9,835  First Industrial Realty Trust,
                Inc. (d)                            138,477
      5,099  First Potomac Realty Trust              63,024
     15,020  Forest City Enterprises, Inc.,
                Class A (d)                         242,573
      8,297  Franklin Street Properties Corp.       102,136
     46,934  General Growth Properties, Inc.        931,640
      2,506  Getty Realty Corp.                      45,258
     14,207  Glimcher Realty Trust                  157,556
      4,100  Government Properties Income
                Trust                                98,277
     45,307  HCP, Inc.                            2,046,970
     25,913  Health Care REIT, Inc.               1,588,208
      8,724  Healthcare Realty Trust, Inc.          209,463
     19,842  Hersha Hospitality Trust                99,210
      7,856  Highwoods Properties, Inc.             262,783
      5,127  Home Properties, Inc.                  314,336
     12,343  Hospitality Properties Trust           289,073
     71,945  Host Hotels & Resorts, Inc.          1,127,378
      3,543  Hudson Pacific Properties, Inc.         74,616
      8,877  Inland Real Estate Corp.                74,389
      9,211  Investors Real Estate Trust             80,412
      7,472  Kilroy Realty Corp.                    353,949
     40,600  Kimco Realty Corp.                     784,392
      7,776  Kite Realty Group Trust                 43,468
      8,567  LaSalle Hotel Properties               217,516
     17,666  Lexington Realty Trust                 184,610
     11,739  Liberty Property Trust                 419,904
      3,035  LTC Properties, Inc.                   106,802


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             UNITED STATES (CONTINUED)
     13,667  Macerich (The) Co.              $      796,786
      8,784  Mack-Cali Realty Corp.                 229,350
     13,442  Medical Properties Trust, Inc.         160,766
      4,228  Mid-America Apartment
                Communities, Inc.                   273,763
      2,777  National Health Investors, Inc.        156,984
     11,008  National Retail Properties, Inc.       343,450
     11,210  OMEGA Healthcare Investors, Inc.       267,358
      4,108  Parkway Properties, Inc.                57,471
      6,080  Pebblebrook Hotel Trust                140,448
      5,598  Pennsylvania Real Estate
                Investment Trust                     98,749
     16,897  Piedmont Office Realty Trust,
                Inc., Class A                       304,991
      5,422  Post Properties, Inc.                  270,829
     45,919  Prologis, Inc.                       1,675,584
      1,810  PS Business Parks, Inc.                117,614
     12,768  Public Storage                       1,850,849
      4,772  Ramco-Gershenson Properties
                Trust                                63,515
     13,326  Realty Income Corp.                    535,838
      8,994  Regency Centers Corp.                  423,797
      5,295  Retail Opportunity Investments
                Corp.                                68,094
     10,637  RLJ Lodging Trust                      206,039
      2,445  Rouse Properties, Inc.                  41,369
      3,688  Sabra Health Care REIT, Inc.            80,103
      1,486  Saul Centers, Inc.                      63,586
     17,655  Senior Housing Properties Trust        417,364
     30,721  Simon Property Group, Inc.           4,856,683
      8,967  SL Green Realty Corp.                  687,321
      3,045  Sovran Self Storage, Inc.              189,094
      3,395  Spirit Realty Capital, Inc.             60,363
      3,489  STAG Industrial, Inc.                   62,697
     20,435  Strategic Hotels & Resorts,
                Inc. (d)                            130,784
      2,975  Sun Communities, Inc.                  118,673
     13,570  Sunstone Hotel Investors,
                Inc. (d)                            145,335
      9,392  Tanger Factory Outlet Centers,
                Inc.                                321,206
      6,172  Taubman Centers, Inc.                  485,860
     25,031  UDR, Inc.                              595,237
      1,266  Universal Health Realty Income
                Trust                                64,072
      2,347  Urstadt Biddle Properties, Inc.,
                Class A                              46,189
     29,435  Ventas, Inc.                         1,905,033
     18,622  Vornado Realty Trust                 1,491,250
      6,592  Washington Real Estate
                Investment Trust                    172,381
     12,089  Weingarten Realty Investors            323,623


Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
      2,464  Winthrop Realty Trust           $       27,227
                                             --------------
                                                 45,192,924
                                             --------------
             TOTAL COMMON STOCKS -- 99.8%       101,554,026
             (Cost $81,683,848)

             WARRANT -- 0.0%
             NETHERLANDS -- 0.0%
      1,632  Nieuwe Steen Investments,
                expiring 01/04/13
                @ $0 (b) (d)                              0
             (Cost $0)                       --------------

             TOTAL INVESTMENTS -- 99.8%         101,554,026
             (Cost $81,683,848) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                 218,087
                                             --------------
             NET ASSETS -- 100.0%            $  101,772,113
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(d)   Non-income producing security.

(e)   Non-income producing security which pays in-kind distributions.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,650,140 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $779,962.

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS            12/31/12      LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------------------
COMMON STOCKS:
  Australia          $  8,239,731  $         --  $  8,239,731  $         --
  Austria                 227,567            --       227,567            --
  Belgium                 432,870       108,796       324,074            --
  Bermuda               1,617,420            --     1,617,420            --
  Canada                5,450,764     5,450,764            --            --
  Cayman Islands        1,102,733            --     1,102,733            --
  Finland                 255,822        37,565       218,257            --
  France                3,588,866            --     3,588,866            --
  Germany               1,139,308       321,415       817,893            --
  Greece                   11,629        11,629            --            --
  Guernsey                211,553        23,709       187,844            --
  Hong Kong             9,264,838            --     9,264,838            --
  Israel                   93,788            --        93,788            --
  Italy                    70,384            --        70,384            --
  Japan                11,069,983            --    11,069,983            --
  Luxembourg               91,745            --        91,745            --
  Netherlands             770,656            --       770,656            --
  New Zealand              94,303            --        94,303            --
  Norway                   84,944            --        84,944            --
  Singapore             5,250,196            --     5,250,196            --
  Sweden                1,039,080            --     1,039,080            --
  Switzerland           1,208,339       622,379       585,960            --
  United Kingdom        5,044,583       252,059     4,792,524            --
  United States        45,192,924    45,192,924            --            --
                     ------------------------------------------------------
Total Common Stocks   101,554,026    52,021,240    49,532,786            --
Warrants                       --            --            --*           --
                     ------------------------------------------------------
Total Investments    $101,554,026  $ 52,021,240  $ 49,532,786  $         --
                     ======================================================

* Investment is valued at $0.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Fund transferred common stocks valued at $48,702,281 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)

                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Real Estate Investment Trusts              73.1%
Real Estate Management & Development       26.6
Health Care Providers & Services            0.1
Capital Markets                             0.0**
---------------------------------------------------
TOTAL INVESTMENTS                          99.8
NET OTHER ASSETS AND LIABILITIES            0.2
                                          ------
TOTAL                                     100.0%
                                          ======

** Amount is less than 0.1%.


Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 98.7%
             AUSTRALIA -- 16.8%
    576,131  Adelaide Brighton Ltd. (b)      $    1,886,599
     81,261  Australia & New Zealand Banking
                Group Ltd. (b)                    2,140,139
    560,045  Challenger Ltd. (b)                  2,086,795
     30,874  Commonwealth Bank of
                Australia (b)                     2,010,721
  1,967,071  Commonwealth Property Office
                Fund (b)                          2,095,596
    972,908  David Jones Ltd. (b)                 2,395,869
    895,842  Metcash Ltd. (b)                     3,105,657
    199,694  Mineral Resources Ltd. (b)           2,054,465
    103,165  National Australia Bank Ltd. (b)     2,713,569
     65,801  Orica Ltd. (b)                       1,730,978
    718,268  Stockland (b)                        2,655,819
    134,735  Suncorp Group Ltd. (b)               1,438,819
    586,204  Sydney Airport (b)                   2,064,941
    516,616  Telstra Corp. Ltd. (b)               2,354,088
    209,443  UGL Ltd. (b)                         2,390,888
     43,907  Wesfarmers Ltd. (b)                  1,693,989
    153,376  Westfield Group (b)                  1,693,870
     85,773  Westpac Banking Corp. (b)            2,350,172
                                             --------------
                                                 38,862,974
                                             --------------
             AUSTRIA -- 1.9%
     39,072  OMV AG (b)                           1,415,821
    395,129  Telekom Austria AG (b)               3,000,317
                                             --------------
                                                  4,416,138
                                             --------------
             BELGIUM -- 3.5%
    104,021  Belgacom S.A. (b)                    3,059,437
    195,526  Mobistar S.A. (b)                    5,026,018
                                             --------------
                                                  8,085,455
                                             --------------
             BERMUDA -- 3.3%
    259,673  Catlin Group Ltd. (b)                2,136,513
     86,451  Seadrill Ltd. (b)                    3,185,020
    201,980  VTech Holdings Ltd. (b)              2,279,685
                                             --------------
                                                  7,601,218
                                             --------------
             CANADA -- 6.8%
     90,603  Bell Aliant, Inc.                    2,397,377
    128,685  Canadian Oil Sands Ltd.              2,609,406
     73,227  Crescent Point Energy Corp.          2,769,478
     42,589  Emera, Inc.                          1,487,425
     54,098  Manitoba Telecom Services, Inc.      1,765,378
     68,219  Russel Metals, Inc.                  1,893,562
     21,232  Telus Corp.                          1,389,568
     30,176  TransCanada Corp.                    1,426,436
                                             --------------
                                                 15,738,630
                                             --------------
             FINLAND -- 1.7%
    133,255  Fortum Oyj (b)                       2,494,671
     41,639  Konecranes Oyj (b)                   1,420,978
                                             --------------
                                                  3,915,649
                                             --------------


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             FRANCE -- 8.4%
    101,871  Bouygues S.A. (b)               $    3,031,407
    159,674  CNP Assurances (b)                   2,457,827
    537,528  France Telecom S.A. (b)              5,963,269
     59,995  Lagardere S.C.A. (b)                 2,017,996
     74,347  Neopost S.A. (b)                     3,942,774
     91,049  Vivendi S.A. (b)                     2,059,170
                                             --------------
                                                 19,472,443
                                             --------------
             GERMANY -- 2.3%
    262,259  Deutsche Telekom AG (b)              2,985,286
     55,867  RWE AG (b)                           2,317,235
                                             --------------
                                                  5,302,521
                                             --------------
             HONG KONG -- 0.6%
    201,557  Television Broadcasts Ltd. (b)       1,515,464
                                             --------------
             ITALY -- 2.8%
    117,720  Atlantia S.p.A. (b)                  2,137,640
     92,162  ENI S.p.A. (b)                       2,257,752
  2,350,520  Telecom Italia S.p.A. (b)            2,132,089
                                             --------------
                                                  6,527,481
                                             --------------
             JAPAN -- 1.0%
     28,600  Eisai Co., Ltd. (b)                  1,193,844
     22,600  Ono Pharmaceutical Co., Ltd. (b)     1,154,502
                                             --------------
                                                  2,348,346
                                             --------------
             NETHERLANDS -- 2.5%
    892,277  Koninklijke (Royal) KPN N.V. (b)     4,412,623
     31,438  Koninklijke Boskalis
                Westminster N.V. (b)              1,423,111
                                             --------------
                                                  5,835,734
                                             --------------
             NEW ZEALAND -- 2.6%
    219,839  Fletcher Building Ltd. (b)           1,543,114
  2,327,469  Telecom Corp. of New Zealand
                Ltd. (b)                          4,405,454
                                             --------------
                                                  5,948,568
                                             --------------
             PORTUGAL -- 1.5%
  1,121,987  EDP-Energias de Portugal S.A. (b)    3,412,862
                                             --------------

             SINGAPORE -- 2.4%
    167,500  Keppel Corp. Ltd. (b)                1,529,537
    620,000  Keppel Land Ltd. (b)                 2,076,541
    610,000  StarHub Ltd. (b)                     1,910,642
                                             --------------
                                                  5,516,720
                                             --------------
             SPAIN -- 5.7%
    156,640  ACS Actividades de Construccion
                y Servicios S.A. (b)              3,969,841
    400,859  Banco Santander S.A. (b)             3,257,804

                See Notes to Quarterly Portfolio of Investments           Page 9

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SPAIN (CONTINUED)
    114,038  Gas Natural SDG S.A. (b)        $    2,055,813
    677,501  Mapfre S.A. (b)                      2,087,484
    141,970  Telefonica S.A. (b)                  1,922,150
                                             --------------
                                                 13,293,092
                                             --------------
             SWEDEN -- 4.9%
    136,808  NCC AB, Class B (b)                  2,876,370
    519,109  Peab AB (b)                          2,481,757
    124,080  Skanska AB, Class B (b)              2,036,265
     41,971  Svenska Handelsbanken AB,
                Class A (b)                       1,508,937
    343,185  TeliaSonera AB (b)                   2,329,882
                                             --------------
                                                 11,233,211
                                             --------------
             SWITZERLAND -- 2.0%
      4,712  Swisscom AG (b)                      2,041,774
      9,944  Zurich Insurance Group AG (b)        2,664,575
                                             --------------
                                                  4,706,349
                                             --------------
             UNITED KINGDOM -- 11.3%
    347,255  Amlin PLC (b)                        2,158,781
     45,839  AstraZeneca PLC (b)                  2,172,308
    372,668  BAE Systems PLC (b)                  2,071,369
    456,793  Balfour Beatty PLC (b)               2,056,009
  8,501,138  Cable & Wireless Communications
                PLC (b)                           4,911,558
    430,127  Carillion PLC (b)                    2,241,312
    424,792  Halfords Group PLC (b)               2,311,385
     87,206  Provident Financial PLC (b)          1,944,252
  1,361,500  RSA Insurance Group PLC (b)          2,811,742
     66,664  Severn Trent PLC (b)                 1,715,398
    151,467  United Utilities Group PLC (b)       1,667,464
                                             --------------
                                                 26,061,578
                                             --------------
             UNITED STATES -- 16.7%
     57,514  Altria Group, Inc.                   1,807,090
     36,489  American Electric Power Co., Inc.    1,557,351
     56,208  AT&T, Inc.                           1,894,772
     74,172  CenterPoint Energy, Inc.             1,427,811
     69,202  CenturyLink, Inc.                    2,707,182
     95,652  Cliffs Natural Resources, Inc.       3,688,341
     27,794  Consolidated Edison, Inc.            1,543,679
     23,980  DTE Energy Co.                       1,439,999
     29,667  Eli Lilly & Co.                      1,463,176
     46,881  FirstEnergy Corp.                    1,957,751
     34,502  Integrys Energy Group, Inc.          1,801,694
     15,621  Lorillard, Inc.                      1,822,502
     52,417  Microchip Technology, Inc.           1,708,270
    386,735  PDL BioPharma, Inc.                  2,726,482
    102,374  Pepco Holdings, Inc.                 2,007,554
    442,671  R.R. Donnelley & Sons Co.            3,984,039
     34,011  SCANA Corp.                          1,552,262


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             UNITED STATES (CONTINUED)
     37,459  Southern (The) Co.              $    1,603,620
    113,319  TECO Energy, Inc.                    1,899,226
                                             --------------
                                                 38,592,801
                                             --------------
             TOTAL COMMON STOCKS -- 98.7%       228,387,234
              (Cost $222,921,492)

             PREFERRED STOCK -- 0.7%
             GERMANY -- 0.7%
     59,044  ProSiebenSat.1 Media AG (b)          1,681,809
             (Cost $1,436,413)               --------------

             MONEY MARKET FUND -- 0.1%
    179,159  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class -  0.03% (c)                  179,159
              (Cost $179,159)                --------------

             TOTAL INVESTMENTS -- 99.5%         230,248,202
             (Cost $224,537,064) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%               1,126,604
                                             --------------
             NET ASSETS -- 100.0%            $  231,374,806
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c)   Interest rate shown reflects yield as of December 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,722,674 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,011,536.


Page 10         See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS            12/31/12      LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------------------
COMMON STOCKS:
  Australia          $ 38,862,974  $         --  $ 38,862,974  $         --
  Austria               4,416,138            --     4,416,138            --
  Belgium               8,085,455            --     8,085,455            --
  Bermuda               7,601,218            --     7,601,218            --
  Canada               15,738,630    15,738,630            --            --
  Finland               3,915,649            --     3,915,649            --
  France               19,472,443            --    19,472,443            --
  Germany               5,302,521            --     5,302,521            --
  Hong Kong             1,515,464            --     1,515,464            --
  Italy                 6,527,481            --     6,527,481            --
  Japan                 2,348,346            --     2,348,346            --
  Netherlands           5,835,734            --     5,835,734            --
  New Zealand           5,948,568            --     5,948,568            --
  Portugal              3,412,862            --     3,412,862            --
  Singapore             5,516,720            --     5,516,720            --
  Spain                13,293,092            --    13,293,092            --
  Sweden               11,233,211            --    11,233,211            --
  Switzerland           4,706,349            --     4,706,349            --
  United Kingdom       26,061,578            --    26,061,578            --
  United States        38,592,801    38,592,801            --            --
                     ------------------------------------------------------
Total Common Stocks   228,387,234    54,331,431   174,055,803            --
Preferred Stock         1,681,809            --     1,681,809            --
Money Market Fund         179,159       179,159            --            --
                     ------------------------------------------------------
Total Investments    $230,248,202  $ 54,510,590  $175,737,612  $         --
                     ======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Fund transferred common stocks valued at $128,378,194 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Diversified Telecommunication
    Services                               22.4%
Construction & Engineering                  9.7
Insurance                                   6.8
Electric Utilities                          6.3
Commercial Banks                            6.0
Multi-Utilities                             5.2
Oil, Gas & Consumable Fuels                 4.5
Wireless Telecommunication Services         3.0
Real Estate Investment Trusts               2.8
Commercial Services & Supplies              2.6
Pharmaceuticals                             2.6
Media                                       2.2
Food & Staples Retailing                    2.1
Transportation Infrastructure               1.8
Office Electronics                          1.7
Metals & Mining                             1.6
Tobacco                                     1.6
Construction Materials                      1.5
Water Utilities                             1.5
Energy Equipment & Services                 1.4
Biotechnology                               1.2
Communications Equipment                    1.0
Multiline Retail                            1.0
Specialty Retail                            1.0
Aerospace & Defense                         0.9
Diversified Financial Services              0.9
Gas Utilities                               0.9
Real Estate Management & Development        0.9
Consumer Finance                            0.8
Trading Companies & Distributors            0.8
Chemicals                                   0.7
Industrial Conglomerates                    0.7
Semiconductors & Semiconductor
    Equipment                               0.7
Machinery                                   0.6
Money Market Fund                           0.1
--------------------------------------------------
TOTAL INVESTMENTS                          99.5
NET OTHER ASSETS AND LIABILITIES            0.5
                                          ------
TOTAL                                     100.0%
                                          ======

                See Notes to Quarterly Portfolio of Investments          Page 11

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 98.9%
             AUSTRALIA -- 4.9%
     11,588  AGL Energy Ltd. (b)             $      186,290
  2,930,172  Infigen Energy (b) (c)                 764,741
                                             --------------
                                                    951,031
                                             --------------
             BERMUDA -- 4.8%
 24,868,227  China WindPower Group Ltd. (b)         925,616
                                             --------------
             BRAZIL -- 0.9%
     56,026  Centrais Eletricas Brasileiras
                S.A., ADR                           174,801
                                             --------------
             CAYMAN ISLANDS -- 0.3%
    142,818  China High Speed Transmission
                Equipment Group Co.,
                Ltd. (b) (c)                         56,962
                                             --------------
             CHINA -- 8.4%
  2,059,968  China Longyuan Power Group
                Corp., Class H (b)                1,449,561
    261,990  China Suntien Green Energy
                Corp., Class H (b)                   57,733
    133,246  Harbin Electric Co., Ltd.,
                Class H (b)                         116,749
                                             --------------
                                                  1,624,043
                                             --------------
             DENMARK -- 10.3%
    490,693  Greentech Energy Systems A/S (c)       876,811
    198,125  Vestas Wind Systems A/S (b) (c)      1,121,156
                                             --------------
                                                  1,997,967
                                             --------------
             FRANCE -- 3.4%
      6,020  Alstom S.A. (b)                        242,510
    228,890  Theolia S.A. (b) (c)                   404,531
                                             --------------
                                                    647,041
                                             --------------
             GERMANY -- 13.2%
     16,072  E. ON SE (b)                           301,448
    290,854  Nordex SE (b) (c)                    1,155,548
    187,289  PNE Wind AG                            553,758
      5,840  RWE AG (b)                             242,230
      2,764  Siemens AG, ADR                        302,575
                                             --------------
                                                  2,555,559
                                             --------------
             GREECE -- 0.3%
     13,573  Terna Energy S.A. (b)                   59,661
                                             --------------
             ITALY -- 1.3%
    132,029  Enel Green Power S.p.A. (b)            245,941
                                             --------------
             JAPAN -- 4.0%
        506  Japan Wind Development Co.,
                Ltd. (b) (c)                        522,590
     16,900  Mitsui & Co., Ltd. (b)                 253,312
                                             --------------
                                                    775,902
                                             --------------


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             PORTUGAL -- 1.3%
     81,018  EDP-Energias de Portugal
                S.A. (b)                     $      246,441
                                             --------------
             SOUTH KOREA -- 0.5%
     20,083  Dongkuk Structure & Construction
                Co., Ltd. (b) (c)                    51,531
      7,412  Unison Co., Ltd. (b) (c)                47,805
                                             --------------
                                                     99,336
                                             --------------
             SPAIN -- 22.9%
      2,361  Acciona S.A. (b)                       176,317
    258,917  EDP Renovaveis S.A. (b) (c)          1,373,158
     10,482  Endesa S.A. (b)                        233,720
    521,463  Gamesa Corp. Tecnologica
                S.A. (b)                          1,156,920
    267,269  Iberdrola S.A. (b)                   1,492,626
                                             --------------
                                                  4,432,741
                                             --------------
             SWEDEN -- 6.4%
    144,721  Arise Windpower AB (c)                 547,448
    110,695  Eolus Vind AB, Class B                 435,757
     10,031  SKF AB, Class B (b)                    254,061
                                             --------------
                                                  1,237,266
                                             --------------
             SWITZERLAND -- 0.6%
      3,572  BKW AG (b)                             122,679
                                             --------------
             UNITED KINGDOM -- 3.1%
      7,192  BP PLC, ADR                            299,475
      4,342  Royal Dutch Shell PLC, ADR             299,381
                                             --------------
                                                    598,856
                                             --------------
             UNITED STATES -- 12.3%
     16,643  AES (The) Corp.                        178,080
      6,285  Allegheny Technologies, Inc.           190,813
      4,083  Alliant Energy Corp.                   179,285
     17,613  American Superconductor Corp. (c)       46,146
     55,052  Capstone Turbine Corp. (c)              48,996
      4,669  Duke Energy Corp.                      297,882
     16,301  Federal-Mogul Corp. (c)                130,734
     13,779  General Electric Co.                   289,221
      5,190  Kaydon Corp.                           124,197
      4,288  NextEra Energy, Inc.                   296,687
      7,772  NRG Energy, Inc.                       178,678
      4,819  Otter Tail Corp.                       120,475
      3,431  Trinity Industries, Inc.               122,898
      3,279  Woodward, Inc.                         125,028
      6,942  Zoltek Cos., Inc. (c)                   53,801
                                             --------------
                                                  2,382,921
                                             --------------


Page 12         See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


             DESCRIPTION                              VALUE
-----------------------------------------------------------
             TOTAL INVESTMENTS -- 98.9%      $   19,134,764
             (Cost $38,306,791) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 1.1%                 215,747
                                             --------------
             NET ASSETS -- 100.0%            $   19,350,511
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $738,479 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,910,506.

ADR   - American Depositary Receipt


------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS            12/31/12      LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------------------
COMMON STOCKS:
  Australia          $    951,031  $         --  $    951,031  $         --
  Bermuda                 925,616            --       925,616            --
  Brazil                  174,801       174,801            --            --
  Cayman Islands           56,962            --        56,962            --
  China                 1,624,043            --     1,624,043            --
  Denmark               1,997,967       876,811     1,121,156            --
  France                  647,041            --       647,041            --
  Germany               2,555,559       856,333     1,699,226            --
  Greece                   59,661            --        59,661            --
  Italy                   245,941            --       245,941            --
  Japan                   775,902            --       775,902            --
  Portugal                246,441            --       246,441            --
  South Korea              99,336            --        99,336            --
  Spain                 4,432,741            --     4,432,741            --
  Sweden                1,237,266       983,205       254,061            --
  Switzerland             122,679            --       122,679            --
  United Kingdom          598,856       598,856            --            --
  United States         2,382,921     2,382,921            --            --
                     ------------------------------------------------------
Total Common Stocks  $ 19,134,764  $  5,872,927  $ 13,261,837  $         --
                     ======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Fund transferred common stocks valued at $13,121,718 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Independent Power Producers &
    Energy Traders                         39.1%
Electrical Equipment                       20.6
Electric Utilities                         19.0
Multi-Utilities                             4.7
Oil, Gas & Consumable Fuels                 3.4
Machinery                                   3.2
Industrial Conglomerates                    3.1
Construction & Engineering                  2.5
Trading Companies & Distributors            1.3
Metals & Mining                             1.0
Auto Components                             0.7
Chemicals                                   0.3
--------------------------------------------------
TOTAL INVESTMENTS                          98.9
NET OTHER ASSETS AND LIABILITIES            1.1
                                          ------
TOTAL                                     100.0%
                                          ======

                See Notes to Quarterly Portfolio of Investments          Page 13

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AUSTRALIA -- 2.4%
     24,442  Leighton Holdings Ltd. (b)      $      461,395
                                             --------------
             CANADA -- 4.1%
      7,599  Aecon Group, Inc.                       81,361
     12,392  SNC-Lavalin Group, Inc.                502,308
      4,935  Stantec, Inc.                          197,211
                                             --------------
                                                    780,880
                                             --------------
             CAYMAN ISLANDS -- 1.4%
    227,093  China State Construction
                International Holdings
                Ltd. (b)                            277,204
                                             --------------
             CHINA -- 5.4%
    563,632  China Communications
                Construction Co., Ltd. (b)          554,989
    796,316  China Railway Group Ltd. (b)           473,504
                                             --------------
                                                  1,028,493
                                             --------------
             EGYPT -- 1.7%
      7,926  Orascom Construction Industries,
                GDR (c)                             318,625
                                             --------------
             FINLAND -- 1.4%
     13,713  YIT Oyj (b)                            269,934
                                             --------------
             FRANCE -- 7.6%
     20,222  Bouygues S.A. (b)                      601,752
      5,013  Eiffage S.A. (b)                       224,614
     13,032  Vinci S.A. (b)                         627,457
                                             --------------
                                                  1,453,823
                                             --------------
             GERMANY -- 1.3%
      4,226  Hochtief AG (b) (c)                    247,195
                                             --------------
             ITALY -- 1.0%
     40,190  Impregilo S.p.A. (b)                   188,397
                                             --------------
             JAPAN -- 19.0%
     28,000  CHIYODA Corp. (b)                      401,105
     22,800  COMSYS Holdings Corp. (b)              292,834
     18,000  JGC Corp. (b)                          560,906
    113,000  KAJIMA Corp. (b)                       373,882
      8,000  KINDEN Corp. (b)                        52,134
     16,500  KYOWA EXEO Corp. (b)                   165,958
      8,000  Maeda Corp. (b)                         42,312
      7,000  Maeda Road Construction Co.,
                Ltd. (b)                            106,950
     82,000  OBAYASHI Corp. (b)                     462,325
     49,000  Penta-Ocean Construction Co.,
                Ltd. (b)                            132,544
     81,000  SHIMIZU Corp. (b)                      304,489
      6,300  SHO-BOND Holdings Co., Ltd. (b)        235,803
    123,000  TAISEI Corp. (b)                       409,009
      5,000  TOSHIBA Plant Systems & Services
                Corp. (b)                            72,037


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             JAPAN (CONTINUED)
      2,000  Toyo Engineering Corp. (b)      $        9,475
                                             --------------
                                                  3,621,763
                                             --------------
             NETHERLANDS -- 8.7%
      6,392  Arcadis N.V. (b)                       151,769
     13,280  Chicago Bridge & Iron Co. N.V.         615,528
     41,039  Koninklijke BAM Groep N.V. (b)         177,048
      8,634  Koninklijke Boskalis Westminster
                N.V. (b)                            390,837
     14,077  Royal Imtech N.V. (b)                  326,968
                                             --------------
                                                  1,662,150
                                             --------------
             NORWAY -- 2.2%
     20,385  Aker Solutions ASA (b)                 422,146
                                             --------------
             PANAMA -- 2.5%
     43,869  McDermott International, Inc. (c)      483,436
                                             --------------
             SPAIN -- 5.7%
     19,862  ACS Actividades de Construccion
                y Servicios S.A. (b)                503,377
      8,402  Obrascon Huarte Lain S.A. (b)          245,509
      7,124  Tecnicas Reunidas S.A. (b)             333,683
                                             --------------
                                                  1,082,569
                                             --------------
             SWEDEN -- 4.7%
     12,467  NCC AB, Class B (b)                    262,117
     27,631  Peab AB (b)                            132,098
     30,984  Skanska AB, Class B (b)                508,476
                                             --------------
                                                    902,691
                                             --------------
             SWITZERLAND -- 2.2%
     17,195  Foster Wheeler AG (c)                  418,182
                                             --------------
             UNITED KINGDOM -- 5.9%
     30,070  AMEC PLC (b)                           497,089
     81,759  Balfour Beatty PLC (b)                 367,994
      7,673  Galliford Try PLC (b)                   93,645
      1,959  Keller Group PLC (b)                    22,252
     11,603  WS Atkins PLC (b)                      144,590
                                             --------------
                                                  1,125,570
                                             --------------
             UNITED STATES -- 22.7%
     16,081  AECOM Technology Corp. (c)             382,728
      5,939  Dycom Industries, Inc. (c)             117,592
      9,060  EMCOR Group, Inc.                      313,567
     10,418  Fluor Corp.                            611,953
      6,169  Granite Construction, Inc.             207,402
      7,074  Great Lakes Dredge & Dock Corp.         63,171
     12,924  Jacobs Engineering Group,
                Inc. (c)                            550,175
     17,369  KBR, Inc.                              519,680
     21,210  Quanta Services, Inc. (c)              578,821
     10,653  Shaw Group (The), Inc. (c)             496,536
      2,214  Tutor Perini Corp. (c)                  30,332


Page 14         See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
     11,628  URS Corp.                       $      456,515
                                             --------------
                                                  4,328,472
                                             --------------

             TOTAL INVESTMENTS -- 99.9%          19,072,925
             (Cost $21,167,573) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                  26,727
                                             --------------
             NET ASSETS -- 100.0%            $   19,099,652
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,315,828 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,410,476.

GDR   - Global Depositary Receipt

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS            12/31/12      LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------------------
COMMON STOCKS:
  Australia          $    461,395  $         --  $    461,395  $         --
  Canada                  780,880       780,880            --            --
  Cayman Islands          277,204            --       277,204            --
  China                 1,028,493            --     1,028,493            --
  Egypt                   318,625       318,625            --            --
  Finland                 269,934            --       269,934            --
  France                1,453,823            --     1,453,823            --
  Germany                 247,195            --       247,195            --
  Italy                   188,397            --       188,397            --
  Japan                 3,621,763            --     3,621,763            --
  Netherlands           1,662,150       615,528     1,046,622            --
  Norway                  422,146            --       422,146            --
  Panama                  483,436       483,436            --            --
  Spain                 1,082,569            --     1,082,569            --
  Sweden                  902,691            --       902,691            --
  Switzerland             418,182       418,182            --            --
  United Kingdom        1,125,570            --     1,125,570            --
  United States         4,328,472     4,328,472            --            --
                     ------------------------------------------------------
Total Common Stocks  $ 19,072,925  $  6,945,123  $ 12,127,802  $         --
                     ======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Fund transferred common stocks valued at $11,001,850 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Construction & Engineering                 89.0%
Energy Equipment & Services                 9.1
Professional Services                       1.8
--------------------------------------------------
TOTAL INVESTMENTS                          99.9
NET OTHER ASSETS AND LIABILITIES            0.1
                                          ------
TOTAL                                     100.0%
                                          ======

                See Notes to Quarterly Portfolio of Investments          Page 15

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             FRANCE -- 10.1%
      6,599  Alstom S.A. (b)                 $      265,835
     14,694  Schneider Electric S.A. (b)          1,076,206
                                             --------------
                                                  1,342,041
                                             --------------
             GERMANY -- 6.1%
      2,424  Siemens AG (b)                         265,067
     21,481  SMA Solar Technology AG (b)            544,165
                                             --------------
                                                    809,232
                                             --------------
             ITALY -- 4.2%
     28,010  Prysmian S.p.A. (b)                    559,110
                                             --------------
             JAPAN -- 2.2%
     25,000  NGK Insulators Ltd. (b)                296,567
                                             --------------
             SPAIN -- 8.1%
     21,668  Red Electrica Corp. S.A. (b)         1,070,316
                                             --------------
             SWITZERLAND -- 8.0%
     51,533  ABB Ltd. (b)                         1,068,667
                                             --------------
             UNITED KINGDOM -- 3.9%
     71,728  Melrose Industries PLC (b)             263,475
     22,489  National Grid PLC (b)                  257,937
                                             --------------
                                                    521,412
                                             --------------
             UNITED STATES -- 57.2%
      1,638  Acorn Energy, Inc. (c)                  12,793
     39,919  Advanced Energy Industries,
                Inc. (d)                            551,281
    106,386  American Superconductor
                Corp. (c) (d)                       278,731
      2,484  AZZ, Inc.                               95,460
      2,538  Digi International, Inc. (d)            24,035
     84,401  Echelon Corp. (d)                      206,782
     48,393  EnerNOC, Inc. (d)                      568,618
     14,389  ESCO Technologies, Inc.                538,292
     17,541  General Cable Corp. (d)                533,422
     11,932  General Electric Co.                   250,453
      3,110  Hubbell, Inc., Class B                 263,199
     13,313  ITC Holdings Corp.                   1,023,903
     11,775  Itron, Inc. (d)                        524,576
      5,591  MasTec, Inc. (d)                       139,384
     23,422  MYR Group, Inc. (d)                    521,140
    122,871  Power-One, Inc. (d)                    505,000
     37,965  Quanta Services, Inc. (d)            1,036,065
      1,897  Valmont Industries, Inc.               259,035
      4,071  WESCO International, Inc. (d)          274,508
                                             --------------
                                                  7,606,677
                                             --------------
             TOTAL COMMON STOCKS -- 99.8%        13,274,022
             (Cost $13,627,721)              --------------


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COLLATERAL FOR SECURITIES ON LOAN -- 1.3%
             MONEY MARKET FUND -- 0.3%
     33,829  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (e)                   $       33,829
               (Cost $33,829)                --------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENT -- 1.0%
  $ 135,703  JPMorgan Chase & Co., 0.08% (e),
                dated 12/31/12, due 01/02/13,
                with a maturity value of
                $135,703. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 10/31/17.
                The value of the collateral
                including accrued interest
                is $138,397.                        135,703
               (Cost $135,703)               --------------

             TOTAL COLLATERAL FOR SECURITIES
                ON LOAN - 1.3%                      169,532
               (Cost $169,532)               --------------

             TOTAL INVESTMENTS -- 101.1%         13,443,554
             (Cost $13,797,253) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.1)%              (149,896)
                                             --------------
             NET ASSETS -- 100.0%            $   13,293,658
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c) All or a portion of this security is on loan. (See Note D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate market value of such securities is $163,630 and the total market value of the collateral held by the Fund is $169,532.

(d)   Non-income producing security.

(e)   Interest rate shown reflects yield as of December 31, 2012.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,654,778 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,008,477.


Page 16         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS            12/31/12      LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------------------
COMMON STOCKS:
  France             $  1,342,041  $         --  $  1,342,041  $         --
  Germany                 809,232            --       809,232            --
  Italy                   559,110            --       559,110            --
  Japan                   296,567            --       296,567            --
  Spain                 1,070,316            --     1,070,316            --
  Switzerland           1,068,667            --     1,068,667            --
  United Kingdom          521,412            --       521,412            --
  United States         7,606,677     7,606,677            --            --
                     ------------------------------------------------------
Total Common Stocks    13,274,022     7,606,677     5,667,345            --
Money Market Fund          33,829        33,829            --            --
Repurchase Agreement      135,703            --       135,703            --
                     ------------------------------------------------------
Total Investments    $ 13,443,554  $  7,640,506  $  5,803,048  $         --
                     ======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Fund transferred common stocks valued at $5,174,620 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Electrical Equipment                       31.1%
Electric Utilities                         15.8
Construction & Engineering                 12.8
Machinery                                  10.2
Electronic Equipment, Instruments &
    Components                              9.3
Semiconductors & Semiconductor
    Equipment                               8.2
Commercial Services & Supplies              4.4
Industrial Conglomerates                    3.9
Trading Companies & Distributors            2.1
Multi-Utilities                             1.9
Repurchase Agreement                        1.0
Communications Equipment                    0.2
Money Market Fund                           0.2
--------------------------------------------------
TOTAL INVESTMENTS                         101.1
NET OTHER ASSETS AND LIABILITIES           (1.1)
                                          ------
TOTAL                                     100.0%
                                          ======

                See Notes to Quarterly Portfolio of Investments          Page 17

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             AUSTRALIA -- 4.4%
  1,597,994  Aditya Birla Minerals Ltd. (b)  $      818,296
    175,063  Oz Minerals Ltd. (b)                 1,243,230
                                             --------------
                                                  2,061,526
                                             --------------
             CANADA -- 33.6%
    541,879  Capstone Mining Corp. (c)            1,312,887
    202,500  Copper Mountain Mining Corp. (c)       800,065
     95,421  First Quantum Minerals Ltd.          2,101,814
    125,712  HudBay Minerals, Inc.                1,266,346
    106,910  Imperial Metals Corp. (c)            1,300,504
     28,628  Inmet Mining Corp.                   2,130,048
    848,503  Katanga Mining Ltd. (c)                511,814
    260,944  Lundin Mining Corp. (c)              1,343,152
  1,969,996  Mercator Minerals Ltd. (c)             970,441
    235,095  Northern Dynasty Minerals
                Ltd. (c)                            742,900
    474,628  Taseko Mines Ltd. (c)                1,423,884
    254,335  Turquoise Hill Resources
                Ltd. (c)                          1,943,245
                                             --------------
                                                 15,847,100
                                             --------------
             CHINA -- 5.8%
  1,015,054  Jiangxi Copper Co., Ltd.,
                Class H (b)                       2,734,359
                                             --------------
             PERU -- 5.4%
     67,094  Sociedad Minera Cerro Verde
                S.A.A. (c)                        2,549,572
                                             --------------
             POLAND -- 4.3%
     33,170  KGHM Polska Miedz S.A. (b)           2,049,148
                                             --------------
             RUSSIA -- 4.6%
    114,806  MMC Norilsk Nickel JSC, ADR (b)      2,149,317
                                             --------------
             SOUTH AFRICA -- 1.8%
     67,704  Palabora Mining Co., Ltd. (b)          836,670
                                             --------------
             TURKEY -- 1.7%
    230,798  Park Elektrik Uretim Madencilik
                Tekstil Sanayi ve Ticaret
                A.S. (b)                            797,511
                                             --------------
             UNITED KINGDOM -- 26.8%
    123,176  Antofagasta PLC (b)                  2,699,410
    165,835  Kazakhmys PLC (b)                    2,143,375
     48,989  Rio Tinto PLC, ADR                   2,845,771
    113,758  Vedanta Resources PLC (b)            2,196,390
    158,955  Xstrata PLC (b)                      2,774,701
                                             --------------
                                                 12,659,647
                                             --------------
             UNITED STATES -- 11.4%
     79,647  Freeport-McMoRan Copper & Gold,
                Inc.                              2,723,927


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             UNITED STATES (CONTINUED)
     70,431  Southern Copper Corp.           $    2,666,518
                                             --------------
                                                  5,390,445
                                             --------------

             TOTAL INVESTMENTS -- 99.8%          47,075,295
             (Cost $63,044,836) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                  71,748
                                             --------------
             NET ASSETS -- 100.0%            $   47,147,043
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,046,852 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,016,393.

ADR   - American Depositary Receipt


--------------------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS            12/31/12      LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------------------
COMMON STOCKS:
  Australia          $  2,061,526  $         --  $  2,061,526  $         --
  Canada               15,847,100    15,847,100            --            --
  China                 2,734,359            --     2,734,359            --
  Peru                  2,549,572     2,549,572            --            --
  Poland                2,049,148            --     2,049,148            --
  Russia                2,149,317            --     2,149,317            --
  South Africa            836,670            --       836,670            --
  Turkey                  797,511            --       797,511            --
  United Kingdom       12,659,647     2,845,771     9,813,876            --
  United States         5,390,445     5,390,445            --            --
                     ------------------------------------------------------
Total Common Stocks  $ 47,075,295  $ 26,632,888  $ 20,442,407  $         --
                     ======================================================


Page 18         See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Fund transferred common stocks valued at $20,357,101 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Metals & Mining                            99.8%
---------------------------------------------------
TOTAL INVESTMENTS                          99.8
NET OTHER ASSETS AND LIABILITIES            0.2
                                          ------
TOTAL                                     100.0%
                                          ======

                See Notes to Quarterly Portfolio of Investments          Page 19

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 98.5%
             BERMUDA -- 9.0%
    486,641  Aquarius Platinum Ltd. (b) (c)  $      431,884
    579,473  Nkwe Platinum Ltd. (b) (c)              47,731
  2,058,388  Sylvania Platinum Ltd. (b) (c)         316,538
                                             --------------
                                                    796,153
                                             --------------
             CANADA -- 14.4%
     46,128  Atlatsa Resources Corp. (c)              7,150
  2,840,354  Eastern Platinum Ltd. (c)              471,156
    141,672  Noront Resources Ltd. (c)               39,879
    313,295  North American Palladium
                Ltd. (c)                            407,283
    280,238  Platinum Group Metals Ltd. (c)         228,202
    134,837  PolyMet Mining Corp. (c)               123,956
                                             --------------
                                                  1,277,626
                                             --------------
             CHINA -- 3.4%
  1,322,537  Xinjiang Xinxin Mining Industry
                Co., Ltd., Class H (b)              299,815
                                             --------------
             GUERNSEY -- 1.7%
     17,471  Zimplats Holdings Ltd. (b) (c)         154,860
                                             --------------
             HONG KONG -- 4.7%
    982,320  MMG Ltd. (b) (c)                       416,420
                                             --------------
             JAPAN -- 4.2%
     14,200  Furuya Metal Co., Ltd. (b)             376,701
                                             --------------
             RUSSIA -- 7.3%
     34,603  MMC Norilsk Nickel JSC, ADR (b)        647,813
                                             --------------
             SOUTH AFRICA -- 35.2%
     28,025  African Rainbow Minerals
                Ltd. (b)                            631,218
     12,379  Anglo American Platinum Ltd. (b)       655,401
     33,760  Impala Platinum Holdings
                Ltd. (b)                            675,171
     96,408  Northam Platinum Ltd. (b)              436,375
     62,408  Royal Bafokeng Platinum Ltd. (c)       423,292
  4,291,326  Wesizwe Platinum Ltd. (c)              308,783
                                             --------------
                                                  3,130,240
                                             --------------
             UNITED KINGDOM -- 13.7%
     15,649  Johnson Matthey PLC (b)                614,745
    128,171  Lonmin PLC (b)                         606,593
                                             --------------
                                                  1,221,338
                                             --------------
             UNITED STATES -- 4.9%
     33,956  Stillwater Mining Co. (c)              433,958
                                             --------------
             TOTAL INVESTMENTS -- 98.5%           8,754,924
             (Cost $11,530,915) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 1.5%                 132,766
                                             --------------
             NET ASSETS -- 100.0%            $    8,887,690
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $231,494 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,007,485.

ADR   - American Depositary Receipt

--------------------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS            12/31/12      LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------------------
COMMON STOCKS:
  Bermuda            $    796,153  $         --  $    796,153  $         --
  Canada                1,277,626     1,277,626            --            --
  China                   299,815            --       299,815            --
  Guernsey                154,860            --       154,860            --
  Hong Kong               416,420            --       416,420            --
  Japan                   376,701            --       376,701            --
  Russia                  647,813            --       647,813            --
  South Africa          3,130,240       732,075     2,398,165            --
  United Kingdom        1,221,338            --     1,221,338            --
  United States           433,958       433,958            --            --
                     ------------------------------------------------------
Total Common Stocks  $  8,754,924  $  2,443,659  $  6,311,265  $         --
                     ======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Fund transferred common stocks valued at $5,799,504 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


Page 20         See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Metals & Mining                            87.4%
Chemicals                                   6.9
Semiconductors & Semiconductor Equipment    4.2
--------------------------------------------------
TOTAL INVESTMENTS                          98.5
NET OTHER ASSETS AND LIABILITIES            1.5
                                          ------
TOTAL                                     100.0%
                                          ======

                See Notes to Quarterly Portfolio of Investments          Page 21

FIRST TRUST BICK INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             BRAZIL -- 25.2%
     31,686  Amil Participacoes S.A.         $      477,418
     27,292  Banco Bradesco S.A., ADR               474,062
     42,066  Banco do Brasil S.A.                   525,953
     66,981  Banco Santander Brasil S.A., ADR       486,952
     71,287  BM&F BOVESPA S.A.                      487,432
     35,360  BR Malls Participacoes S.A.            466,631
     23,979  BRF- Brasil Foods S.A.                 494,102
     52,469  CCR S.A.                               498,423
     10,273  Cia Brasileira de Distribuicao
                Grupo PAO de Acucar, Class
                Preference                          454,069
      5,716  Cia de Saneamento Basico do
                Estado de Sao Paulo, ADR            477,686
     17,712  Cielo S.A.                             492,995
     11,092  Companhia de Bebidas das
                Americas, ADR                       465,753
     37,842  Companhia Energetica de Minas
                Gerais, ADR                         410,964
     85,873  Companhia Siderurgica Nacional
                S.A., ADR                           506,651
     52,271  Gerdau S.A., ADR                       469,916
     29,732  Itau Unibanco Holding S.A., ADR        489,389
    100,611  Itausa-Investimentos Itau S.A.,
                Class Preference                    476,152
     16,794  Natura Cosmeticos S.A.                 480,977
    206,327  OGX Petroleo e Gas Participacoes
                S.A. (b)                            441,374
     24,306  Petroleo Brasileiro S.A., ADR          473,238
     21,332  Telefonica Brasil S.A., ADR            513,248
     27,597  Tim Participacoes S.A., ADR            546,973
     22,281  Ultrapar Participacoes S.A.            503,730
     80,323  Usinas Siderurgicas de Minas
                Gerais S.A., Class Preference       502,141
     24,834  Vale S.A., ADR                         520,521
                                             --------------
                                                 12,136,750
                                             --------------
             CAYMAN ISLANDS -- 2.0%
      4,880  Baidu, Inc., ADR (b)                   489,415
     14,399  Tencent Holdings Ltd. (c)              472,240
                                             --------------
                                                    961,655
                                             --------------
             CHINA -- 21.6%
    982,169  Agricultural Bank of China Ltd.,
                Class H (c)                         495,648
    127,640  Anhui Conch Cement Co., Ltd.,
                Class H (c)                         476,781
  1,062,946  Bank of China Ltd., Class H (c)        481,390
    628,000  Bank of Communications Co.,
                Ltd., Class H (c)                   480,261
    828,000  China CITIC Bank Corp. Ltd.,
                Class H (c)                         501,785


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             CHINA (CONTINUED)
    447,540  China Coal Energy Co. Ltd.,
                Class H (c)                  $      497,382
    581,620  China Construction Bank Corp.,
                Class H (c)                         475,307
    154,411  China Life Insurance Co., Ltd.,
                Class H (c)                         511,419
    220,929  China Merchants Bank Co., Ltd.,
                Class H (c)                         496,725
    425,000  China Minsheng Banking Corp.,
                Ltd., Class H (c)                   499,255
    322,000  China National Building Material
                Co., Ltd., Class H (c)              483,480
    137,391  China Pacific Insurance (Group)
                Co., Ltd., Class H (c)              518,033
    416,883  China Petroleum & Chemical
                Corp., Class H (c)                  479,947
    113,033  China Shenhua Energy Co., Ltd.,
                Class H (c)                         506,311
    845,662  China Telecom Corp., Ltd.,
                Class H (c)                         478,176
    227,500  CITIC Securities Co., Ltd.,
                Class H (c)                         585,355
    295,577  Dongfeng Motor Group Co., Ltd.,
                Class H (c)                         465,357
    662,692  Industrial & Commercial Bank of
                China, Class H (c)                  478,316
    337,106  PetroChina Co., Ltd.,
                Class H (c)                         486,332
     59,959  Ping An Insurance (Group) Co.
                of China Ltd., Class H (c)          511,433
    294,868  Yanzhou Coal Mining Co., Ltd.,
                Class H (c)                         502,650
                                             --------------
                                                 10,411,343
                                             --------------
             HONG KONG -- 1.9%
    215,046  CNOOC Ltd. (c)                         473,749
    484,000  Lenovo Group Ltd. (c)                  446,277
                                             --------------
                                                    920,026
                                             --------------
             INDIA -- 24.5%
     39,935  Axis Bank Ltd., GDR (c)                993,238
     28,520  Dr. Reddy's Laboratories Ltd.,
                ADR                                 949,431
     23,498  HDFC Bank Ltd., ADR                    956,839
     22,611  ICICI Bank Ltd., ADR                   986,066
     22,823  Infosys Ltd., ADR                      965,413
     31,985  Larsen & Toubro Ltd., GDR (c)          959,515
     55,818  Mahindra & Mahindra Ltd.,
                GDR (c)                             948,164
     31,849  Reliance Industries Ltd.,
                GDR (c)                             984,930
     11,345  State Bank of India, GDR (c)         1,034,623
    118,258  Sterlite Industries (India)
                Ltd., ADR                         1,018,201
     36,902  Tata Motors Ltd., ADR                1,059,825


Page 22         See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             INDIA (CONTINUED)
    111,763  Wipro Ltd., ADR                 $      979,044
                                             --------------
                                                 11,835,289
                                             --------------
             SOUTH KOREA -- 24.5%
     14,300  Hana Financial Group, Inc. (c)         467,482
      2,173  Honam Petrochemical Corp. (c)          506,250
      2,191  Hyundai Heavy Industries Co.,
                Ltd. (b) (c)                        498,503
      1,711  Hyundai Mobis (b) (c)                  464,210
      2,220  Hyundai Motor Co. (c)                  457,640
     13,735  KB Financial Group, Inc. (b) (c)       490,599
      8,236  Kia Motors Corp. (c)                   437,938
      1,532  LG Chem Ltd. (c)                       478,829
      7,851  LG Corp. (b) (c)                       480,950
     15,410  LG Display Co., Ltd. (b) (c)           454,524
      6,811  LG Electronics, Inc. (c)               472,708
      3,231  NCsoft Corp. (b) (c)                   457,213
      2,145  NHN Corp. (b) (c)                      455,647
      1,461  POSCO (c)                              478,609
      8,317  Samsung C&T Corp. (c)                  491,286
      4,823  Samsung Electro-Mechanics Co.,
                Ltd. (c)                            450,858
        675  Samsung Electronics Co., Ltd.
                GDR (c)                             484,518
        338  Samsung Electronics Co.,
                Ltd. (c)                            485,638
      2,913  Samsung Engineering Co. Ltd. (c)       453,838
     12,920  Samsung Heavy Industries Co.,
                Ltd. (c)                            472,073
      3,327  Samsung SDI Co., Ltd. (c)              472,220
     13,529  Shinhan Financial Group Co.,
                Ltd. (b) (c)                        495,128
      2,872  SK Holdings Co. Ltd. (b) (c)           485,709
     19,350  SK Hynix, Inc. (b) (c)                 470,588
      2,922  SK Innovation Co., Ltd. (c)            483,485
                                             --------------
                                                 11,846,443
                                             --------------
             TOTAL INVESTMENTS -- 99.7%          48,111,506
             (Cost $49,453,173) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                 126,682
                                             --------------
             NET ASSETS -- 100.0%            $   48,238,188
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,873,151 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,214,818.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

--------------------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS            12/31/12      LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------------------
COMMON STOCKS:
  Brazil             $ 12,136,750  $ 12,136,750  $         --  $         --
  Cayman Islands          961,655       489,415       472,240            --
  China                10,411,343            --    10,411,343            --
  Hong Kong               920,026            --       920,026            --
  India                11,835,289     6,914,819     4,920,470            --
  South Korea          11,846,443            --    11,846,443            --
                     ------------------------------------------------------
Total Common Stocks  $ 48,111,506  $ 19,540,984  $ 28,570,522  $         --
                     ======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Fund transferred common stocks valued at $24,277,148 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.

                See Notes to Quarterly Portfolio of Investments          Page 23

FIRST TRUST BICK INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Commercial Banks                           24.4%
Oil, Gas & Consumable Fuels                12.1
Metals & Mining                             7.2
Automobiles                                 7.0
IT Services                                 5.1
Insurance                                   3.2
Semiconductors & Semiconductor
    Equipment                               3.0
Construction & Engineering                  2.9
Electronic Equipment, Instruments &
    Components                              2.9
Internet Software & Services                2.9
Diversified Telecommunication Services      2.1
Chemicals                                   2.0
Construction Materials                      2.0
Industrial Conglomerates                    2.0
Machinery                                   2.0
Pharmaceuticals                             2.0
Capital Markets                             1.2
Wireless Telecommunication Services         1.1
Auto Components                             1.0
Beverages                                   1.0
Diversified Financial Services              1.0
Food Products                               1.0
Health Care Providers & Services            1.0
Household Durables                          1.0
Personal Products                           1.0
Real Estate Management & Development        1.0
Trading Companies & Distributors            1.0
Transportation Infrastructure               1.0
Water Utilities                             1.0
Computers & Peripherals                     0.9
Electric Utilities                          0.9
Food & Staples Retailing                    0.9
Software                                    0.9
--------------------------------------------------
TOTAL INVESTMENTS                          99.7
NET OTHER ASSETS AND LIABILITIES            0.3
                                          ------
TOTAL                                     100.0%
                                          ======


Page 24         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             BERMUDA -- 1.2%
     18,524  Marvell Technology Group Ltd.   $      134,484
                                             --------------
             CANADA -- 5.5%
     41,557  Celestica, Inc., Class W (b)           338,690
     23,604  Research In Motion Ltd. (b) (c)        280,415
                                             --------------
                                                    619,105
                                             --------------
             CAYMAN ISLANDS -- 2.7%
    627,277  Foxconn International Holdings
                Ltd. (b) (d)                        307,690
                                             --------------
             CHINA -- 3.1%
     62,167  BYD Co., Ltd., Class H (b) (d)         190,535
     96,666  ZTE Corp., Class H (d)                 165,976
                                             --------------
                                                    356,511
                                             --------------
             FINLAND -- 2.9%
     82,029  Nokia Oyj, ADR (c)                     324,015
                                             --------------
             FRANCE -- 3.0%
    142,805  Alcatel-Lucent, ADR (b)                198,499
      6,277  France Telecom S.A. (d)                 69,636
      3,136  Vivendi S.A. (d)                        70,924
                                             --------------
                                                    339,059
                                             --------------
             GERMANY -- 0.6%
      6,251  Deutsche Telekom AG (d)                 71,155
                                             --------------
             GUERNSEY -- 1.4%
      4,627  Amdocs Ltd.                            157,272
                                             --------------
             HONG KONG -- 1.2%
      5,889  China Mobile Ltd. (d)                   69,300
     43,700  China Unicom (Hong Kong)
                Ltd. (d)                             71,053
                                             --------------
                                                    140,353
                                             --------------
             ITALY -- 0.6%
     75,302  Telecom Italia S.p.A. (d)               68,304
                                             --------------
             JAPAN -- 9.3%
      1,000  KDDI Corp. (d)                          70,697
      3,400  KYOCERA Corp. (d)                      308,262
         48  NTT DOCOMO, Inc. (d)                    69,193
      1,900  SOFTBANK Corp. (d)                      69,619
     31,300  SONY Corp. (d)                         351,044
     46,000  TOSHIBA Corp. (d)                      182,078
                                             --------------
                                                  1,050,893
                                             --------------
             NETHERLANDS -- 2.7%
      1,606  Gemalto N.V. (d)                       144,966
     22,954  STMicroelectronics N.V. (d)            166,637
                                             --------------
                                                    311,603
                                             --------------
             RUSSIA -- 0.6%
      3,832  Mobile TeleSystems, ADR                 71,467
                                             --------------
             SINGAPORE -- 4.1%
      4,544  Avago Technologies Ltd.                143,863


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             SINGAPORE (CONTINUED)
     51,419  Flextronics International
                Ltd. (b)                     $      319,312
                                             --------------
                                                    463,175
                                             --------------
             SOUTH KOREA -- 6.2%
      3,978  KT Corp., ADR                           66,592
      4,564  LG Electronics, Inc. (d)               316,758
        227  Samsung Electronics Co.,
                Ltd. (d)                            326,153
                                             --------------
                                                    709,503
                                             --------------
             SPAIN -- 0.6%
      5,290  Telefonica S.A. (d)                     71,622
                                             --------------
             SWEDEN -- 1.4%
     16,201  Telefonaktiebolaget LM Ericsson,
                Class B (d)                         163,650
                                             --------------
             TAIWAN -- 11.4%
    290,231  Compal Communications,
                Inc. (b) (d)                        327,267
     32,311  HTC Corp. (d)                          337,501
    818,633  Inventec Corp. (d)                     315,991
    295,397  Wistron Corp. (d)                      309,249
                                             --------------
                                                  1,290,008
                                             --------------
             UNITED KINGDOM -- 2.0%
      4,274  ARM Holdings PLC, ADR                  161,685
     26,815  Vodafone Group PLC (d)                  67,501
                                             --------------
                                                    229,186
                                             --------------
             UNITED STATES -- 39.0%
      3,878  Agilent Technologies, Inc.             158,765
      4,754  Altera Corp.                           163,728
      3,738  Analog Devices, Inc.                   157,220
        583  Apple, Inc.                            310,756
      2,024  AT&T, Inc.                              68,229
     19,909  Benchmark Electronics, Inc. (b)        330,888
      4,574  Broadcom Corp., Class A                151,903
     10,410  CEVA, Inc. (b)                         163,958
     10,095  Ciena Corp. (b)                        158,492
      2,229  Crown Castle International
                Corp. (b)                           160,845
        225  Google, Inc., Class A (b)              159,608
      5,221  Maxim Integrated Products, Inc.        153,497
     23,411  Micron Technology, Inc. (b)            148,660
      2,881  Motorola Solutions, Inc.               160,414
     10,767  OmniVision Technologies,
                Inc. (b)                            151,599
      2,475  QUALCOMM, Inc.                         153,500
     35,701  RF Micro Devices, Inc. (b)             159,940
     30,296  Sanmina Corp. (b)                      335,377
      2,271  SBA Communications Corp.,
                Class A (b)                         161,286
      6,982  Skyworks Solutions, Inc. (b)           141,735
     12,335  Sprint Nextel Corp. (b)                 69,939
      5,691  Synaptics, Inc. (b)                    170,559
     47,173  Tellabs, Inc.                          107,554

                See Notes to Quarterly Portfolio of Investments          Page 25

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
      5,057  Texas Instruments, Inc.         $      156,464
     31,799  TriQuint Semiconductor, Inc. (b)       153,907
      1,559  Verizon Communications, Inc.            67,458
      4,401  Xilinx, Inc.                           157,996
                                             --------------
                                                  4,434,277
                                             --------------
             TOTAL COMMON STOCKS -- 99.5%        11,313,332
             (Cost $12,445,477)              --------------

             COLLATERAL FOR SECURITIES ON
                LOAN -- 2.8%
             MONEY MARKET FUND -- 0.5%
     60,396  Goldman Sachs Financial Square
                Treasury Instruments Fund
                - Institutional Class -
                0.001%  (e)                          60,396
               (Cost $60,396)                --------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENT -- 2.3%
$   256,774  JPMorgan Chase & Co., 0.08% (e),
                dated 12/31/12, due 01/02/13,
                with a maturity value of
                $256,775. Collateralized by
                U.S. Treasury Note, interest
                rate of 0.75%, due 10/31/17.
                The value of the collateral
                including accrued interest
                is $261,873.                        256,774
               (Cost $256,774)               --------------

             TOTAL COLLATERAL FOR SECURITIES
                ON LOAN - 2.8%                      317,170
               (Cost $317,170)               --------------

             TOTAL INVESTMENTS -- 102.3%         11,630,502
             (Cost $12,762,647) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.3)%              (265,477)
                                             --------------
             NET ASSETS -- 100.0%            $   11,365,025
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $304,416 and the total value of the collateral held by the Fund is $317,170.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(e)   Interest rate shown reflects yield as of December 31, 2012.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $836,528 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,968,673.

ADR   - American Depositary Receipt

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS            12/31/12      LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------------------
COMMON STOCKS:
  Bermuda            $    134,484  $    134,484  $         --  $         --
  Canada                  619,105       619,105            --            --
  Cayman Islands          307,690            --       307,690            --
  China                   356,511            --       356,511            --
  Finland                 324,015       324,015            --            --
  France                  339,059       198,499       140,560            --
  Germany                  71,155            --        71,155            --
  Guernsey                157,272       157,272            --            --
  Hong Kong               140,353            --       140,353            --
  Italy                    68,304            --        68,304            --
  Japan                 1,050,893            --     1,050,893            --
  Netherlands             311,603            --       311,603            --
  Russia                   71,467        71,467            --            --
  Singapore               463,175       463,175            --            --
  South Korea             709,503        66,592       642,911            --
  Spain                    71,622            --        71,622            --
  Sweden                  163,650            --       163,650            --
  Taiwan                1,290,008            --     1,290,008            --
  United Kingdom          229,186       161,685        67,501            --
  United States         4,434,277     4,434,277            --            --
                     ------------------------------------------------------
Total Common Stocks    11,313,332     6,630,571     4,682,761            --
Money Market Fund          60,396        60,396            --            --
Repurchase Agreement      256,774            --       256,774            --
                     ------------------------------------------------------
Total Investments    $ 11,630,502  $  6,690,967  $  4,939,535  $         --
                     ======================================================


Page 26         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Fund transferred common stocks valued at $4,668,577 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Semiconductors & Semiconductor
    Equipment                              24.6%
Communications Equipment                   20.9
Electronic Equipment, Instruments &
    Components                             17.1
Computers & Peripherals                    12.6
Wireless Telecommunication Services         7.1
Household Durables                          5.9
Diversified Telecommunication Services      5.5
Repurchase Agreement                        2.3
Automobiles                                 1.6
Internet Software & Services                1.4
IT Services                                 1.4
Life Sciences Tools & Services              1.4
Money Market Fund                           0.5
--------------------------------------------------
TOTAL INVESTMENTS                         102.3
NET OTHER ASSETS AND LIABILITIES           (2.3)
                                          ------
TOTAL                                     100.0%
                                          ======

                See Notes to Quarterly Portfolio of Investments          Page 27

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             BERMUDA -- 1.6%
     95,130  Brilliance China Automotive
                Holdings Ltd. (b) (c)        $      119,549
                                             --------------
             CAYMAN ISLANDS -- 0.9%
    140,000  Geely Automobile Holdings
                Ltd. (b)                             67,654
                                             --------------
             CHINA -- 4.7%
     36,000  AviChina Industry & Technology
                Co., Ltd., Class H (b)               16,185
     22,625  BYD Co., Ltd., Class H (b) (c)          69,343
     32,340  Dongfeng Motor Group Co., Ltd.,
                Class H (b)                          50,916
     39,140  Great Wall Motor Co., Ltd.,
                Class H (b)                         125,887
     83,791  Guangzhou Automobile Group Co.,
                Ltd., Class H (b)                    75,546
                                             --------------
                                                    337,877
                                             --------------
             FRANCE -- 5.0%
     10,020  Peugeot S.A. (b) (c)                    73,121
      5,362  Renault S.A. (b)                       291,201
                                             --------------
                                                    364,322
                                             --------------
             GERMANY -- 16.4%
      3,024  Bayerische Motoren Werke AG (b)        294,270
     10,859  Daimler AG (b)                         597,851
      3,618  Porsche Automobil Holding SE,
                Class Preference (b)                297,817
                                             --------------
                                                  1,189,938
                                             --------------
             ITALY -- 2.5%
     32,953  Fiat S.p.A. (b) (c)                    165,999
      6,439  Piaggio & C. S.p.A. (b)                 17,353
                                             --------------
                                                    183,352
                                             --------------
             JAPAN -- 36.8%
      6,000  Daihatsu Motor Co., Ltd. (b)           119,537
     22,000  Fuji Heavy Industries Ltd. (b)         277,427
     16,200  Honda Motor Co., Ltd. (b)              599,961
    113,000  Mazda Motor Corp. (b) (c)              231,912
    163,000  Mitsubishi Motors Corp. (b) (c)        168,525
     27,700  Nissan Motor Co., Ltd. (b)             262,842
      2,000  Nissan Shatai Co., Ltd. (b)             25,146
     11,300  Suzuki Motor Corp. (b)                 295,702
     12,500  Toyota Motor Corp. (b)                 583,702
      9,900  Yamaha Motor Co., Ltd. (b)             109,669
                                             --------------
                                                  2,674,423
                                             --------------
             MALAYSIA -- 1.8%
     33,000  UMW Holdings Berhad (b)                129,329
                                             --------------
             SOUTH KOREA -- 11.1%
      2,576  Hyundai Motor Co. (b) (c)              531,027
      4,692  Kia Motors Corp. (b) (c)               249,491


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             SOUTH KOREA (CONTINUED)
      4,620  Ssangyong Motor Co. (b) (c)     $       23,262
                                             --------------
                                                    803,780
                                             --------------
             TAIWAN -- 1.8%
     26,054  China Motor Corp. (b)                   24,575
     33,747  Sanyang Industrial Co.,
                Ltd. (b) (c)                         20,619
     44,414  Yulon Motor Co., Ltd. (b)               84,467
                                             --------------
                                                    129,661
                                             --------------
             UNITED STATES -- 17.3%
     46,846  Ford Motor Co.                         606,656
     10,363  General Motors Co. (c)                 298,765
      5,711  Harley-Davidson, Inc.                  278,925
      2,142  Tesla Motors, Inc. (c)                  72,550
                                             --------------
                                                  1,256,896
                                             --------------
             TOTAL INVESTMENTS -- 99.9%           7,256,781
             (Cost $7,014,245) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                   6,879
                                             --------------
             NET ASSETS -- 100.0%            $    7,263,660
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $642,467 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $399,931.


Page 28         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

DECEMBER 31, 2012 (UNAUDITED)


------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS            12/31/12      LEVEL 1        LEVEL 2       LEVEL 3
---------------------------------------------------------------------------
COMMON STOCKS:
  Bermuda            $    119,549  $         --  $    119,549  $         --
  Cayman Islands           67,654            --        67,654            --
  China                   337,877            --       337,877            --
  France                  364,322            --       364,322            --
  Germany               1,189,938            --     1,189,938            --
  Italy                   183,352            --       183,352            --
  Japan                 2,674,423            --     2,674,423            --
  Malaysia                129,329            --       129,329            --
  South Korea             803,780            --       803,780            --
  Taiwan                  129,661            --       129,661            --
  United States         1,256,896     1,256,896            --            --
                     ------------------------------------------------------
Total Common Stocks  $  7,256,781  $  1,256,896  $  5,999,885  $         --
                     ======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2012, the Fund transferred common stocks valued at $4,733,397 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2012 exceeding a certain threshold.


                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Automobiles                                99.3%
Auto Components                             0.4
Aerospace & Defense                         0.2
--------------------------------------------------
TOTAL INVESTMENTS                          99.9
NET OTHER ASSETS AND LIABILITIES            0.1
                                          ------
TOTAL                                     100.0%
                                          ======

                See Notes to Quarterly Portfolio of Investments          Page 29

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             CANADA -- 3.1%
     42,666  Open Text Corp. (b)             $    2,383,749
                                             --------------
             GERMANY -- 3.0%
     29,578  SAP AG, ADR                          2,377,480
                                             --------------
             INDIA -- 0.8%
     69,817  Wipro Ltd., ADR                        611,597
                                             --------------
             ISRAEL -- 0.8%
     12,996  Check Point Software
                Technologies Ltd. (b)               619,129
                                             --------------
             UNITED STATES -- 92.3%
    104,014  Acme Packet, Inc. (b)                2,300,790
     53,235  Activision Blizzard, Inc.              565,356
     16,163  Adobe Systems, Inc. (b)                609,022
     61,031  Akamai Technologies, Inc. (b)        2,496,778
      9,542  Amazon.com, Inc. (b)                 2,396,378
      3,739  Apple, Inc.                          1,992,999
    117,073  Aruba Networks, Inc. (b)             2,429,265
     15,117  BMC Software, Inc. (b)                 599,540
    282,394  Brightcove, Inc. (b)                 2,552,842
     27,786  CA, Inc.                               610,736
    119,726  Cisco Systems, Inc.                  2,352,616
     96,187  EMC Corp. (b)                        2,433,531
     11,974  Equinix, Inc. (b)                    2,469,039
     26,300  F5 Networks, Inc. (b)                2,555,045
     88,689  Facebook, Inc., Class A (b)          2,361,788
     22,555  Financial Engines, Inc. (b)            625,901
      3,388  Google, Inc., Class A (b)            2,403,346
    129,008  Hewlett-Packard Co.                  1,838,364
     81,041  Informatica Corp. (b)                2,457,163
      9,923  International Business Machines
                Corp.                             1,900,751
     10,093  Intuit, Inc.                           600,534
     19,798  j2 Global, Inc.                        605,423
    121,376  Juniper Networks, Inc. (b)           2,387,466
     70,976  Microsoft Corp.                      1,897,188
     72,075  NetApp, Inc. (b)                     2,418,116
     25,488  Netflix, Inc. (b)                    2,364,777
     24,884  NetScout Systems, Inc. (b)             646,735
     36,910  NetSuite, Inc. (b)                   2,484,043
     74,398  Oracle Corp.                         2,478,941
     58,125  Polycom, Inc. (b)                      607,988
     34,596  Rackspace Hosting, Inc. (b)          2,569,445
     47,347  Red Hat, Inc. (b)                    2,507,497
     14,254  Salesforce.com, Inc. (b)             2,396,097
     40,009  Teradata Corp. (b)                   2,476,157
    115,537  TIBCO Software, Inc. (b)             2,542,969
     25,703  VMware, Inc., Class A (b)            2,419,680
    936,124  Zynga, Inc., Class A (b)             2,218,614
                                             --------------
                                                 71,572,920
                                             --------------


             DESCRIPTION                             VALUE
-----------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%     $   77,564,875
             (Cost $78,573,676) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                 (16,431)
                                             --------------
             NET ASSETS -- 100.0%            $   77,548,444
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,539,877 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,548,678.

ADR   - American Depositary Receipt

--------------------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*       $ 77,564,875      $  --         $  --
                     ========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2012.


                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Software                                   36.2%
Internet Software & Services               23.0
Communications Equipment                   16.3
Computers & Peripherals                    11.2
IT Services                                 6.4
Internet & Catalog Retail                   6.1
Capital Markets                             0.8
--------------------------------------------------
TOTAL INVESTMENTS                         100.0
NET OTHER ASSETS AND LIABILITIES             --
                                          ------
TOTAL                                     100.0%
                                          ======


Page 30         See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twelve funds (each a "Fund" and collectively, the "Funds"):

      First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker "FDD")
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - (NYSE Arca ticker "FFR")
      First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca ticker "FGD")
      First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN") First Trust ISE Global Engineering and Construction Index Fund - (NYSE Arca ticker "FLM")
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund - (NASDAQ(R) Stock Market, LLC ("NASDAQ") ticker "GRID")
      First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
      First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
      First Trust BICK Index Fund - (NASDAQ ticker "BICK")
      First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE") First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
      First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at time of valuation. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the

FIRST TRUST EXCHANGE-TRADED FUND II

DECEMBER 31, 2012 (UNAUDITED)


Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the type of security;

      2) the size of the holding;

      3) the initial cost of the security;

      4) transactions in comparable securities;

      5) price quotes from dealers and/or pricing services;

      6) relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8) an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2) ADR trading of similar securities;

      3) closed-end fund trading of similar securities;

      4) foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6) factors relating to the event that precipitated the pricing problem;

      7) whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

FIRST TRUST EXCHANGE-TRADED FUND II

DECEMBER 31, 2012 (UNAUDITED)


      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day using the market value of the loaned securities from the prior business day. If additional collateral is necessary, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as

FIRST TRUST EXCHANGE-TRADED FUND II

DECEMBER 31, 2012 (UNAUDITED)


the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividends and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2012, GRID and FONE had securities in the securities lending program.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
DECEMBER 31, 2012 (UNAUDITED)


                             ADDITIONAL INFORMATION

The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust Advisors L.P. ("First Trust") and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

International Securities Exchange, LLC(R), ISE(R), the ISE Global Wind EnergyTM Index, the ISE Global Engineering and ConstructionTM Index, the ISE Global CopperTM Index, the ISE Global PlatinumTM Index, the ISE BICKTM Index and the ISE Cloud ComputingTM Index are trademarks of the International Securities Exchange, LLC(R) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC(R) and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations". The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX CEA Smartphone Index(SM) are trademarks of NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. First Trust NASDAQ CEA Smartphone Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (NASDAQ OMX collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust. FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund II
            --------------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  February 20, 2013
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  February 20, 2013
     ---------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  February 20, 2013
     ---------------------

* Print the name and title of each signing officer under his or her signature.